Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued Expenses
Schedule of accrued expenses

	March 31,	December 31,
	2021	2020
License and title fees	$1,634	$785
Payroll and bonuses	2,038	837
Deferred rent	262	199
Technology	2,900	—
Other	4,316	1,742
Total Accrued Expenses	$11,150	$3,563

	2020	2019
License and title fees	$785	$399
Payroll and bonuses	837	388
Deferred rent	199	300
Other accrued expenses	1,742	489
Total Accrued Expenses	$3,563	$1,576